RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

16. RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

	December 31, 2016	Financing cash flows	Operating cash flows	Acquisitions	Foreign exchange movement	Currency translation adjustment	Change in fair value	Other changes(2)	December 31, 2017
Notes (Note 15)	78,186	32,860	—	—	(2,339)	—	—	69	108,776
Bank and other loans (Note 15)	195,088	(7,103) (1)	—	27	(5,478) (1)	(12)	—	415	182,937
Finance lease obligation (Note 15)	11,046	(774)	(854)	—	(368)	—	—	2,807	11,857
Credit guarantee agreement related to foreign-currency hedge (Note 19)	2,907	(1,766)	—	—	(145)	—	—	—	996
Contingent Consideration (Note 18)	3	—	—	175	2	—	—	—	180
Payables related to repurchase of common stock (Note 23)	—	(21,896)	—	—	—	—	—	21,896	—
Dividends payable (Note 23)	87	(51,759)	—	—	—	—	—	51,797	125
Payable related to purchase of noncontrolling interests	—	(7)	—	—	—	—	—	7	—
Liability under put option agreement (Note 28)	2,243	—	—	402	—	(101)	(120)	—	2,424

Total liabilities arising from financial activities	289,560	(50,445)	(854)	604	(8,328)	(113)	(120)	76,991	307,295

(1)	Including cash flows from cross-currency swaps
(2)

Including accrual of liabilities related to dividends declared, repurchase of common stock, additions under finance lease agreements, depreciation of debt issuance cost and others changes that are not material.